The calculation details of the weighted average number of ordinary shares (Details)		12 Months Ended
		Dec. 31, 2020 ₩ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
The calculation details of the weighted average number of ordinary shares [Line Items]
Number Of Shares | shares		533,376,758
Number of days | ₩ / shares		183,125,656,449
Days | ₩ / shares		366
Weighted average number of ordinary shares | shares	[1],[2]	500,343,324	477,346,731	473,649,076
Common stocks
The calculation details of the weighted average number of ordinary shares [Line Items]
Number Of Shares | shares		516,599,554	474,199,587
Number of days | ₩ / shares		178,880,869,852
Preferred stocks
The calculation details of the weighted average number of ordinary shares [Line Items]
Number Of Shares | shares		17,482,000	17,482,000
Number of days | ₩ / shares		6,398,412,000
Treasury stocks
The calculation details of the weighted average number of ordinary shares [Line Items]
Number Of Shares | shares		(704,796)
Number of days | ₩ / shares		(2,153,625,403)

[1]	The number of basic ordinary shares outstanding is 516,599,554 shares and the above weighted-average stocks are calculated by reflecting treasury stocks issued and 17,482,000 shares of convertible preferred shares issued on May 1, 2019.
[2]	Treasury stock has retired on June 1, 2020.